LONG-TERM INVESTMENTS - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Amount	$ 14,274	$ 17,182
Less: impairment on equity method investments:	$ (2,040)	$ (2,408)
Beijing Eastern Media Corporation Ltd. ("BEMC") [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	49.00%	49.00%
Amount	$ 2,304	$ 1,769
Hezhong Chuangjin [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	15.00%	15.00%
Amount	$ 1,863	$ 1,886
Less: impairment on equity method investments:	$ (1,863)	$ (1,886)
LMHB [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	40.00%	40.00%
Amount	$ 177	$ 179
Less: impairment on equity method investments:	$ (177)	$ (179)
Yuyue Film [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		25.00%
Amount		$ 343
Less: impairment on equity method investments:		$ (343)
Unicom Air Net Beijing Network Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	39.00%	39.00%
Amount	$ 11,970	$ 15,413